Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current	$ (14,424)	$ (10,440)	$ (6,460)
Deferred	(10,044)	27,207	(3,713)
Income tax (expense) recovery	$ (24,468)	$ 16,767	$ (10,173)